Income Taxes - Summary of Changes in Deferred Tax Asset Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
BALANCE AT BEGINNING OF PERIOD	$ 49,948	$ 49,913
CHARGED TO COSTS AND EXPENSES	106	35
WRITE- OFFS	0	0
BALANCE AT END OF PERIOD	$ 50,054	$ 49,948